Property, Equipment, Network Under Construction, and Intangible Assets (Details) - Schedule of property and equipment and network under construction consisted - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (2,714)	$ (1,262)
Property and equipment, net	22,251	22,534
Network under construction [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	494	16,828
TerraPoiNT network [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	16,620
Office equipment, furniture, and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,270	1,201
Pinnacle network [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 6,581	$ 5,767